Note 1 - Organization and Basis of Presentation (Details Textual)	6 Months Ended	12 Months Ended
	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018	Sep. 17, 2019 USD ($)	Dec. 31, 2016
Number of Real Estate Properties, Fee Simple		16
Number of Limited Liability Companies					4
Long-Term Debt, Maturity, Year One	$ 29,091,117	$ 29,166,847
Number of Reportable Segments	3	3
Customer Concentration Risk [Member] | Rental Income [Member]
Number of Tenants		1	1
Concentration Risk, Percentage		6.10%	5.70%
Mortgage Notes [Member]
Long-Term Debt, Maturity, Year One	$ 29,100,000
Mortgage Notes [Member] | Model Home [Member]
Long-Term Debt, Maturity, Year One		$ 12,300,000
Mortgage Notes [Member] | Commercial Property [Member]
Long-Term Debt, Maturity, Year One		$ 16,900,000
Polar Multi-Strategy Master Fund [Member] | Notes Payable to Banks [Member]
Long-term Debt, Total				$ 14,000,000
Debt Instrument, Interest Rate, Stated Percentage				8.00%
Partially Owned Properties [Member]
Number of Limited Liability Companies		1